UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):	[_] Form 10-K	[_] Form 20-F	[_] Form 11-K	[X] Form 10-Q	[_] Form N-SAR	[_] Form N-CSR

For Period Ended January 31, 2005

[_] Transition Report on Form 10-K
[_] Transition Report on Form 20-F
[_] Transition Report on Form 11-K
[_] Transition Report on Form 10-Q
[_] Transition Report on Form N-SAR
For the Transition Period Ended:____________

Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
N/A

PART I - REGISTRANT INFORMATION

Navistar International Corporation
Full Name of Registrant

N/A
Former Name if Applicable

4201 Winfield Road
Address of Principal Executive Office (Street and Number)

Warrenville, IL 60555
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)
(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As previously announced in its Form 8-K filed on March 14, 2005, Navistar International Corporation (the company) is unable to timely file a quarterly report on Form 10-Q for the period ended January 31, 2005 due to the delay in filing it’s Form 10-K for the period ended October 31, 2004. The company did not file its aforementioned Form 10-K until February 15, 2005 due to the restatement of its consolidated financial statements for the first three quarters of fiscal 2004 and the fiscal years ended October 31, 2003 and 2002. The company is working diligently to analyze and accurately report it’s financial results for the quarter ended January 31,2005 and plans to file its quarterly report on Form 10-Q as soon as practical.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification
Mark T. Schwetschenau	(630)	753-3106

(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [X] Yes [_] No
________________________________________________________________________

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [_] Yes [X] No
________________________________________________________________________

If so, attach an explanation of the anticipated change, both narratively, and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

This Notification of Late Filing on Form 12b-25 contains forward-looking statements within the meaning of Section 27A of the Securities Act, Section 21E of the Exchange Act, and the Private Securities Litigation Reform Act of 1995. Such forward-looking statements include information relating to the possible restatement of the company’s historical financial statements. These forward-looking statements often include words such as “believe,” “expect,” “anticipate,” “intend,” “plan,” “estimate” or similar expressions. These statements are not guarantees of performance or results and they involve risks, uncertainties and assumption, including the risk of possible changes in the scope and nature of the ongoing analysis or the time period in which such analysis may be complete. Although we believe that these forward-looking statements are based on reasonable assumptions, there are many factors that could affect our actual financial results or results of operations and could cause actual results to differ materially from those in the forward-looking statements. For a further description of these factors, see Exhibit 99.1 to our Form 10-K for the fiscal year ended October 31, 2004.

Navistar International Corporation
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.
Date: March 24, 2005	By: /s/ Mark T. Schwetschenau

Mark T. Schwetschenau Senior Vice President and Controller (Principal Accounting Officer)

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).